FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2005

                  Date of reporting period: June 30, 2005


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).

                                Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2005
                                   (unaudited)



                       Principal                                         Security
                       Amount                                           Description                             Value       (a)
Commercial Paper  (58.8%):
Automotive  (4.4%):
                        $22,000,000            Toyota Motor Credit Corp., 2.93%, 07/26/05                   $21,951,722
                                                                                                             ----------

Banks  (12.0%):
                       20,000,000              Barclays US Funding Corp., 2.99%, 08/11/05                    19,928,478
                       20,000,000              Lloyds TSB Bank PLC, 2.03%, 07/05/05                          19,993,222
                       20,000,000              Societe Generale N.A., Inc., 3.12%, 09/02/05                  19,887,475
                                                                                                             ----------
                                                                                                             59,809,175
Borrowing Conduit  (4.0%):
                       20,000,000              Abbey National North America Corp., 2.58%, 07/18/05           19,972,800
                                                                                                             ----------

Brokerage  (8.0%):
                       20,000,000              Goldman Sachs Group, Inc., 2.99%,  08/15/05                   19,922,000
                       20,000,000              Morgan Stanley Dean Witter, 3.26%, 09/15/05                  19,858,556
                                                                                                            ----------
                                                                                                            39,780,556

Finance  (22.4%):
                       25,000,000              AIG Funding, 2.79%,  07/18/05                                 24,963,167
                       25,000,000              American Express Credit Corp., 3.14%  09/14/05                24,832,292
                       20,000,000              Citigroup Global Markets Holdings, Inc., 2.51%, 07/11/05      19,983,278
                       20,000,000              PACCAR Financial Corp., 3.10%, 09/01/05                       19,889,778
                       22,000,000              UBS Finance, 3.31%, 10/14/05                                  21,783,758
                                                                                                             ----------
                                                                                                            111,452,273

Insurance  (8.0%):
                       20,000,000              MetLife Funding, Inc., 3.28%,  09/20/05                       19,848,800
                       20,000,000              Prudential Funding, 2.96%, 08/09/05                          19,932,617
                                                                                                            ----------
                                                                                                            39,781,417

Total Commercial Paper                                                                                      272,775,143
                                                                                                            -----------

Certificates of Deposit  (8.1%):
Bank  (8.1%):
                       20,000,000              Bank of America, 3.01%, 07/13/05                              20,000,000
                       20,000,000              Wells Fargo, 3.13%, 08/03/05                                  20,000,000
                                                                                                             ----------
                                                                                                             40,000,000

Corporate Note (3.0%):
Insurance  (3.0%):
                                               Peoples Benefit Life Insurance,
                       15,000,000              Variable Rate Note, 3.27%, 07/01/05*                          15,000,000
                                                                                                             ----------

U.S. Government Agencies (24.6%): Federal Home Loan Bank (11.6%):
                       28,000,000              2.96%, 08/24/05                                               27,871,270
                       30,000,000              3.06%, 09/16/05                                               29,798,517
                                                                                                             ----------
                                                                                                             57,669,787
Federal Home Loan Mortgage Corp.  (13.0%):
                       25,000,000              1.97%, 07/05/05                                               24,991,805
                       40,000,000              2.88%, 08/01/05                                               39,894,255
                                                                                                             ----------
                                                                                                             64,886,060

Total U.S. Government Agencies                                                                              122,555,847
                                                                                                            -----------

Repurchase Agreement  (5.6%):
                                               Bank of America
                         28,000,000            3.30%, 07/01/05                                               28,000,000
                                                                                                             ----------
                                               (Proceeds of $28,002,567 to be received at maturity,
                                               Collateral: $22,425,000 Federal Home Loan Mortgage Corp.
                                               6.25% due 07/15/32; Collateral Fair Value $28,881,158)

Investment Company  (0.1%):

                         302,294               JP Morgan U.S. Government Money Market Fund, Capital Shares       302,294
                                                                                                                -------


Total Investments (Amortized Cost
$498,606,084**)  - 100.2%                                                                                    498,606,084
Other assets less liabilities -   (0.2)%                                                                     (1,043,262)
                                                                                                             -----------
NET ASSETS   -   100.0%                                                                                     497,562,822
                                                                                                          =============
------------


* Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at June 30, 2005, and the maturity date reflects the next rate change date. Represents 3.0% of net assets.

** Cost for Federal income tax and financial reporting purposes is identical.

                         Portfolio Distribution (unaudited)
                         Commercial Paper                         58.7 %
                         Certificate of Deposit                    8.0
                         Corporate Note                            3.0
                         U.S. Government Agencies                 24.6
                         Repurchase Agreement                      5.6
                         Investment Company                        0.1

                                                                  100.0

                 See accompanying notes to financial statements.

                                Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.



                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2005
                                   (unaudited)


                                                                                             Moody's/S&P
                       Principal                     Security                                 Ratings
                         Amount                    Description                               (unaudited)           Value       (a)
                         ------                    -----------                               -----------           -----       ---

MUNICIPAL BONDS (93.6%):
COLORADO (3.6%):

                                         Colorado Housing & Finance
                                         Authority Revenue Bonds, Class I,
                                         Series A-1, Weekly Reset VRDO*,

                        $7,600,000       2.400%, 10/01/30                                          VMIG1/A-1+     $ 7,600,000
                                                                                                                    ---------
HAWAII  (16.4%):

                                         City and County of Honolulu, Hawaii Board Water
                                         Supply Commercial Paper; SPA: Westdeutsche Landesbank
                        5,000,000        2.550%, 08/03/05                                           P1/A-1+         5,000,000

                                         City and County of Honolulu, Hawaii
                                         (Mandatory Put 12/01/05) SPA: FGIC Insured
                        5,000,000        2.28%, 12/01/20                                           VMIG1/A-1+       5,000,000

                                         City and County of Honolulu, Hawaii
                                         Prerefunded 11/01/05 @ 101
                        1,010,000        5.00%, 11/01/12                                            Aaa/AAA         1,023,500

                                         City and County of Honolulu, Hawaii- Putable Series
                                         C; SPA: FGIC Insured
                        1,000,000        2.280%, 12/01/16                                          VMIG1/Aaa          997,023

                                         Department of Budget and Finance
                                         of the State of Hawaii Special
                                         Purpose Revenue Bonds (The
                                         Queen's Health System), Series A,
                                         Weekly Reset VRDO*, SPA: Bank of
                                         Nova Scotia
                        19,575,000       2.32%, 07/01/26                                           VMIG1/A-1       19,575,000

                                         Department of Budget and Finance of the State Special
                                         Purpose Revenue Bonds (The Queen's Health System)
                                         Series A,  Weekly Reset VRDO*, SPA: Bank of Nova
                                         Scotia, AMBAC Insured
                        1,900,000        2.150%, 07/01/29                                          VMIG1/A-1+       1,900,000

                                         Hawaii State Refunding Series DC, General Obligation
                        1,500,000        3.000%,  09/01/05                                          Aa3/AA-         1,502,530
                                                                                                                    ---------

                                                                                                                   34,998,053
ILLINOIS  (5.8%):
                                         Chicago, IL General Obligation
                                         Bonds, Series B, Weekly Reset
                                         VRDO*, SPA:Landesbank Baden-Wurttemberg FGIC Insured
                        3,000,000         2.300%, 01/01/37                                         VMIG1/A-1+       3,000,000

                                         Chicago, IL Metropolitan Water
                                         Reclamation District-Greater Chicago
                                         General Obligation Bonds, Series A,
                                         Weekly Reset VRDO*, SPA: Bank of
                                         America
                        9,500,000        2.300%, 12/01/31                                          VMIG1/A-1+       9,500,000

                                                                                                                   12,500,000
MASSACHUSETTS (3.9%)

                                         Massachusetts State Health & Educational Facilities
                                         Authority Revenue Wellesley College Series 1999G
                                         Daily Reset VRDO*
                        8,425,000        2.230%, 07/01/39                                          VMIG1/Aa1        8,425,000
                                                                                                                    ---------

MICHIGAN  (4.7%):
                                         Eastern Michigan University, MI
                                         University Revenue Bonds, Daily
                                         Reset VRDO*, FGIC Insured
                        7,035,000        2.300%, 06/01/27                                           NR/A-1+         7,035,000

                                         Northern Michigan University
                                         Revenue Bonds, Daily Reset VRDO*,
                                          FGIC Insured
                        3,010,000        2.30%, 06/01/31                                           VMIG1/A-1+       3,010,000
                                                                                                                    ---------

                                                                                                                   10,045,000
MINNESOTA (2.3%):
                                         Cohasset, MN Revenue Bonds
                                         (Minnesota Power & Light Co. Project),
                                          Series A, Daily Reset
                                         VRDO*, LOC: ABN Amro Bank
                                         N.V.
                        3,875,000        2.300%, 06/01/20                                           NR/A-1+         3,875,000

                                         Cohasset, MN Revenue Bonds
                                         (Minnesota Power & Light Co. Project),
                                          Series B, Daily Reset
                                         VRDO*, LOC: ABN Amro Bank
                                         N.V.
                        200,000          2.300%, 06/01/13                                           NR/A-1+           200,000

                                         Cohasset, MN Revenue Bonds
                                         (Minnesota Power & Light Co. Project),
                                          Series C, Daily Reset
                                         VRDO*, LOC: ABN Amro Bank
                                         N.V.
                        800,000           2.300%, 06/01/13                                          NR/A-1+           800,000
                                                                                                                      -------

                                                                                                                    4,875,000
MISSOURI  (14.9%):
                                         Kansas City, MO Industrial
                                         Development Authority Revenue
                                         Bonds, (Ewing Marion Kaufman
                                         Foundation), Daily Reset VRDO*
                        7,110,000        2.300%, 04/01/27                                           NR/A-1+         7,110,000

                                         Kansas City, MO Industrial Development Authority
                                         Revenue Bonds, (Ewing Marion Kaufman Foundation),
                                         Daily Reset VRDO*
                        3,200,000.00     2.300%, 04/01/27                                           NR/A-1+         3,200,000

                                         Missouri State, Health & Educational
                                         Facilities Authority Revenue Bonds
                                         (St. Louis University), Series A, Daily
                                          Reset VRDO*, SPA: Bank of
                                          America N.A.
                        1,485,000        2.350%, 10/01/09                                          VMIG1/A-1+       1,485,000

                                         Missouri State, Health & Educational
                                         Facilities Authority Revenue Bonds
                                         (St. Louis University), Series B, Daily
                                          Reset VRDO*, SPA: Bank of
                                          America N.A.
                        5,155,000         2.350%, 10/01/24                                         VMIG1/A-1+       5,155,000

                                         Missouri State, Health & Educational
                                         Facilities Authority Revenue Bonds
                                         (Washington University), Series C,
                                         Daily Reset VRDO*, SPA: JP Morgan
                                         Chase Bank
                        2,800,000         2.300%, 09/01/30                                         VMIG1/A-1+       2,800,000

                                         Missouri State, Health & Educational
                                         Facilities Authority Revenue Bonds
                                         (Washington University), Series C,
                                         Daily Reset VRDO*, SPA: JP Morgan
                                         Chase Bank
                        1,000,000        2.300%, 03/01/40                                          VMIG1/A-1+       1,000,000

                                         Missouri State, Health & Educational
                                         Facilities Authority Revenue Bonds
                                         (Washington University), Series D,
                                         Daily Reset VRDO*, SPA: JP Morgan
                                         Chase Bank
                        2,100,000         2.30%, 09/01/30                                          VMIG1/A-1+       2,100,000

                                         University of Missouri, Curators of
                                         the University of Missouri System
                                         Facilities Revenue Bonds, Series A,
                                         Daily Reset VRDO*
                        9,100,000         2.29%, 11/01/32                                          VMIG1/A-1+       9,100,000
                                                                                                                    ---------

                                                                                                                   31,950,000
MONTANA  (3.6%):
                                         Montana State, Health Facilities
                                         Authority Revenue Bonds, Series A,
                                         Weekly Reset VRDO*, FGIC Insured
                                          SPA: Wells Fargo
                        7,655,000         2.30%, 12/01/15                                          VMIG1/A-1+       7,655,000
                                                                                                                    ---------
NEVADA  (4.0%):
                                         Clark County, NV Airport Revenue
                                         Bonds, Series C, Weekly Reset
                                         VRDO*, FGIC Insured, SPA:
                                         Landesbank Baden-Wurttemberg
                        8,500,000        2.260%, 07/01/29                                          VMIG1/A-1+       8,500,000
                                                                                                                    ---------
NEW YORK  (8.4%):
                                         Long Island, NY Power Authority
                                         Revenue Bonds, Series 1A, Weekly
                                         Reset VRDO*, LOC:  Bayerische
                                         Landesbank
                        7,500,000        2.31%, 05/01/33                                           VMIG1/A-1+       7,500,000

                                         New York, NY City Transitional
                                         Finance Authority Revenue Bonds,
                                         Series 3, Daily Reset VRDO*, SPA:
                                         Bank of New York
                        10,400,000       2.26%, 11/01/22                                           VMIG1/A-1+      10,400,000
                                                                                                                   ----------

                                                                                                                   17,900,000
NORTH CAROLINA (10.2%):
                                         Charlotte, NC  Airport Revnue Bonds, Series A, Weekly
                                         Reset VRDO*, MBIA Insured, SPA: JP Morgan Chase
                        8,965,000        2.26%,  07/01/16                                          VMIG1/A-1+       8,965,000

                                         Concord, NC Utility Systems
                                         Revenue Bonds, Series B, Weekly
                                         Reset VRDO*, FSA Insured, SPA:
                                         Wachovia Bank
                        6,065,000        2.260%, 12/01/22                                           VMIG1/NR        6,065,000

                                         Durham, NC Public Improvement
                                         General Obligation Bonds  Weekly Reset VRDO*, SPA:
                                         Wachovia Bank of NC
                        2,975,000        2.290%, 02/01/11                                          VMIG1/A-1        2,975,000

                                         Durham, NC General Obligation Bonds
                                         (Public Improvement Project), Weekly
                                         Reset VRDO*, SPA: Wachovia Bank of
                                         North Carolina
                        1,150,000        2.290%, 02/01/09                                          VMIG1/A-1        1,150,000
                        1,270,000        2.290%, 02/01/12                                          VMIG1/A-1        1,270,000
                        1,475,000        2.290%, 02/01/13                                          VMIG1/A-1        1,475,000
                                                                                                                    ---------

                                                                                                                   21,900,000
OHIO  (1.5%):
                                         Ohio Housing Finance Agency
                                         Mortgage Revenue Bonds (Residential
                                          Mortgage), Series E-AMT, Weekly
                                         Reset VRDO*, SPA: FHLB
                        3,245,000         2.330%, 09/01/34                                          VMIG1/NR        3,245,000
                                                                                                                    ---------

PENNSYLVANIA (2.1%):
                                         Philadelphia, PA Hospital & Education Facility
                                         Authority Children's Hospital Series 2003A D Daily
                                         Reset VRDO*; SPA: JP Morgan
                        4,400,000        2.300%, 02/15/14                                          VMIG1/Aa2        4,400,000
                                                                                                                    ---------

TEXAS  (4.0%):
                                         Texas State, TX Turnpike Authority
                                         Central System Revenue Bonds,
                                         Series B, Weekly Reset VRDO*,
                                         AMBAC Insured, SPA: Bank of Nova Scotia
                        8,500,000        2.260%, 08/15/42                                           Aaa/A-1         8,500,000
                                                                                                                    ---------
UTAH  (1.4%):
                                         University of Utah, Auxiliary &
                                         Campus Facilities Revenue Bonds,
                                         Series A, Weekly Reset VRDO*,
                                         SPA: Bank of Nova Scotia
                        2,950,000         2.40%, 04/01/27                                          VMIG1/A-1        2,950,000
                                                                                                                    ---------

VIRGINIA  (2.8%):
                                         University of Virginia Revenue
                                         Bonds, Series A, Weekly Reset VRDO*
                        6,000,000         2.350%, 06/01/34                                         VMIG1/A-1+       6,000,000
                                                                                                                    ---------
WASHINGTON (4.0%):
                                         Seattle, WA Water System Revenue
                                          Bonds, Series A, Weekly Reset
                                         VRDO*, LOC: Bayerische
                                         Landesbank
                        8,500,000        2.250%, 03/01/32                                          VMIG1/A-1+       8,500,000
                                                                                                                    ---------

INVESTMENT COMPANIES (6.3%):
                          6,065,000      Dreyfus Tax-Exempt Money Market Institutional Shares                       6,065,000
                          7,290,000      Goldman Sachs Financial Square Tax-Exempt Money
                                         Market Institutional Shares                                                7,290,000
                                                                                                               ---------------
                                                                                                                   13,355,000
                                                                                                               ---------------


                                         Total Investments (Amortized Cost $213,298,053**) - 99.9%                 213,298,053
                                          ther assets less liabilities- 0.1%
                                                                                                                    ----------
                                                                                                                       318,198
                                                                                                                      --------
                                         NET ASSETS-100.0%                                                   $     213,616,251
                                                                                                            ==================
------------

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**  Cost for Federal income tax and financial reporting purporses is identical.




                        Portfolio Distribution (unaudited)

                        Colorado                    3.6        %
                        Hawaii                     16.4
                        Illinois                    5.8
                        Massachusetts               3.9
                        Michigan                    4.7
                        Minnesota                   2.3
                        Missouri                   14.9
                        Montana                     3.6
                        Nevada                      4.0
                        New York                    8.4
                        North Carolina             10.3
                        Ohio                        1.5
                        Pennsylvania                2.1
                        Texas                       4.0
                        Utah                        1.4
                        Virginia                    2.8
                        Washington                  4.0
                        Investment Companies        6.3
                                                 --------
                                                  100.0 %
                                                 ========

                                               PORTFOLIO ABBREVIATIONS:
                                               AMBAC - American Municipal
                                               Bond Assurance Corp. AMT -
                                               Alternative Minimum Tax FGIC
                                               - Financial Guaranty
                                               Insurance Corporation FHLB -
                                               Federal Home Loan Bank FSA -
                                               Financial Security Assurance
                                               LOC - Letter of Credit SPA -
                                               Standby Bond Purchase
                                               Agreement VRDO - Variable
                                               Rate Demand Obligation

                 See accompanying notes to financial statements.

                           Tax-Free Cash Assets Trust

                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


                  U.S. Government Securities Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2005
                                   (unaudited)

                             Principal       Security
                               Amount        Description                                            Value        (a)
                               ------        -----------                                            -----
U.S. Government Agencies  (99.6%):

                        Federal Home Loan Bank (99.6%):
                                        $
                                   285,000,000  2.65%, 07/01/05                          $     285,000,000
                                   90,000,000   2.16%, 07/06/05                                 89,962,257
                                   80,000,000   2.30%, 07/08/05                                 79,953,956
                                   14,000,000   2.56%, 07/13/05                                 13,986,047
                                   25,000,000   2.61%, 07/15/05                                 24,971,028
                                   95,000,000   2.83%, 07/19/05                                 94,850,850
                                   63,959,000   2.76%, 07/20/05                                 63,855,875
                                   80,000,000   2.77%, 07/21/05                                 79,864,444
                                   60,000,000   2.96%, 08/24/05                                 59,724,150
                                   95,000,000   3.14%, 08/26/05                                 94,519,722
                                   77,662,000   3.15%, 09/07/05                                 77,186,708
                                   75,023,000   3.14%, 09/09/05                                 74,552,008
                                   49,900,000   3.06%, 09/16/05                                 49,564,866
                                                                                                ----------

Total U.S. Government Agencies                                                               1,087,991,911
                                                                                             -------------

Investment Company  (0.6%):
                         7,088,930       JP Morgan U.S. Government Money Market Fund,
                                         Capital Shares                                      7,088,930
                                                                                                 ---------


Total Investments (Amortized Cost $1,095,080,841*)  - 100.2%                                 1,095,080,841

Other assets less liabilities -   (0.2)%                                                        (2,352,342)
                                                                                               -----------
                                                                                       $
                                                                                                ==========
NET ASSETS   -   100.0%                                                                      1,092,728,499
                                                                                             ==============

------------
* Cost for Federal income tax and financial reporting purposes is identical.

Portfolio Distribution (unaudited)
U.S. Government Agencies              99.4 %
Investment Company                     0.6
                                     100.0 %

                 See accompanying notes to financial statements.

                  U.S. Government Securities Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.




Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 25, 2005


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 25, 2005